Property, plant and equipment - Carrying Amount (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Property, plant and equipment fully owned	€ 71,946,000	€ 105,399,000
Right-of-use assets	8,717,000	17,499,000
Total property, plant and equipment	80,663,000	€ 122,898,000
Pledged items of property plant and equipment.	€ 0